Commitments and contingencies (Details) - Schedule of commitments for minimum lease payment under these operating leases	Dec. 31, 2021 USD ($)
Schedule of commitments for minimum lease payment under these operating leases [Abstract]
2022	$ 204,456
Total minimum payments required	$ 204,456